CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 41,443	$ 52,232
Time deposits	11,128	89
Restricted cash	36,146	42,145
Short-term investments	7,771	23,720
Amount due from an equity investee	276	218
Accounts receivable, net of allowance for credit losses of US$11,749 and US$22,786 as of December 31, 2020 and 2021, respectively	187,261	143,142
Rebates receivable	5,575	10,964
Prepaid media costs	36,709	34,528
Other current assets	24,957	14,138
Total current assets	351,266	321,176
Non-current assets
Deferred tax assets	1,185	953
Property and equipment, net	1,931	1,113
Investment in an equity investee	354	460
Prepayments for long-term investments		2,924
Other long-term investments	12,114	8,651
Intangible assets, net	53,713	56,431
Goodwill	81,674	74,419
Right-of-use assets	3,834	3,421
Other assets	1,663	567
Total non-current assets	156,468	148,939
Total assets	507,734	470,115
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity (“VIE”) and its subsidiaries without recourse to the Company of US$371 and US$2,262 as of December 31, 2020 and 2021, respectively)	66,587	43,140
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$644 and US$88 as of December 31, 2020 and 2021, respectively)	22,802	28,199
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,519 and US$1,444 as of December 31, 2020 and 2021, respectively)	29,735	29,331
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$298 and US$295 as of December 31, 2020 and 2021, respectively)	2,141	1,955
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$457 and US$1,889 as of December 31, 2020 and 2021, respectively)	75,530	56,040
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$483 and US$575 as of December 31, 2020 and 2021, respectively)	4,050	4,182
Total current liabilities	200,845	162,847
Non-current liabilities
Contingent consideration payable		7,755
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$186 and US$89 as of December 31, 2020 and 2021, respectively)	1,463	1,373
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$146 and US$99 as of December 31, 2020 and 2021, respectively)	13,378	14,156
Other liabilities	459	4,896
Total non-current liabilities	15,300	28,180
Total liabilities	216,145	191,027
Commitments and contingencies
Equity
Treasury shares (2,396,372 and 2,323,802 shares as of December 31, 2020 and 2021, respectively)	(20,908)	(10,341)
Additional paid-in capital	525,508	492,400
Statutory reserves	81	81
Accumulated other comprehensive (losses)/income	860	(2,478)
Accumulated deficit	(221,237)	(207,606)
Total iClick Interactive Asia Group Limited shareholders’ equity	284,352	272,102
Non-controlling interests	7,237	6,986
Total equity	291,589	279,088
Total liabilities and equity	507,734	470,115
Ordinary Shares - Class A
Equity
Ordinary shares	43	41
Ordinary Shares - Class B
Equity
Ordinary shares	$ 5	$ 5